Restatement of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Prior Period Adjustment [Abstract]
Summary of restatement of financial statements

Line items in the restated consolidated balance sheets

	As at December 31,		As at December 31,
	2020	Adjustment	2020 - Restated
Accounts receivable	91,126,923	(28,868,166)	62,258,757
Prepaid expenses and other current assets	3,942,268	489,379	4,431,647
Current assets	139,465,179	(28,378,787)	111,086,392
Security deposits and other assets	4,876,208	(44,160)	4,832,048
Property and equipment	79,929,574	(16,216,065)	63,713,509
Goodwill	360,603,613	(8,994,052)	351,609,561
Total assets	718,684,541	(53,633,064)	665,051,477
Accounts payable and accrued liabilities	34,233,142	62,114	34,295,256
Deferred tax liability	826,566	866,445	1,693,011
Total liabilities	578,952,991	928,559	579,881,550
Deficit	(26,759,151)	(53,373,408)	(80,132,559)
Equity attributable to shareholders of Akumin Inc.	134,205,883	(53,373,408)	80,832,475
Non-controlling interests	5,525,667	(1,188,215)	4,337,452
Total shareholders’ equity	139,731,550	(54,561,623)	85,169,927
Total liabilities and shareholders’ equity	718,684,541	(53,633,064)	665,051,477
Line items in the restated consolidated statement of operations and comprehensive income (loss)

	Year ended December		Year ended December
	31, 2020	Adjustment	31, 2020 - Restated
Service fees - net of allowances and discounts	243,981,183	(5,656,864)	238,324,319
Total revenue	251,282,849	(5,656,864)	245,625,985
Cost of operations, excluding depreciation and amortization	197,803,388	7,831,218	205,634,606
Depreciation and amortization	20,459,767	(3,399,616)	17,060,151
Operational financial instruments revaluation and other (gains) losses	(3,907,666)	(221,807)	(4,129,473)
Total operating expenses	216,439,403	4,209,795	220,649,198
Income from operations	34,843,446	(9,866,659)	24,976,787
Other financial instruments revaluation and other (gains) losses	22,078,745	308,082	22,386,827
Loss before income taxes	(23,419,915)	(10,174,741)	(33,594,656)
Income tax provision (benefit)	(5,751,070)	6,312,625	561,555
Net loss and comprehensive loss for the period	(17,668,845)	(16,487,366)	(34,156,211)
Non-controlling interests	2,728,539	(144,219)	2,584,320
Net loss attributable to common shareholders	(20,397,384)	(16,343,147)	(36,740,531)
Net loss per share - basic and diluted	(0.29)	(0.23)	(0.52)
Line items in the restated consolidated statement of cash flows

	Year ended December		Year ended December
	31, 2020	Adjustment	31, 2020 - Restated
Net loss for the period	(17,668,845)	(16,487,366)	(34,156,211)
Depreciation and amortization	20,459,767	(3,399,616)	17,060,151
Deferred income tax expense (benefit)	(5,430,254)	6,130,090	699,836
Financial instruments revaluation and other (gains) losses	18,171,079	86,275	18,257,354
Changes in accounts receivable	(8,259,697)	5,184,977	(3,074,720)
Changes in prepaid expenses, security deposits and other assets	(138,395)	411,115	272,720
Changes in accounts payable and accrued liabilities	9,038,102	(1,168)	9,036,934
Cash flows from operating activities	26,690,553	(8,075,693)	18,614,860
Purchase of property and equipment and intangible assets	(13,420,375)	8,075,693	(5,344,682)
Cash flows from investing activities	(17,082,798)	8,075,693	(9,007,105)

Line items in the restated consolidated balance sheets

	As at December 31,		As at December 31,
	2019	Adjustment	2019 - Restated
Accounts receivable	82,867,225	(29,541,709)	53,325,516
Prepaid expenses and other current assets	3,927,949	1,073,083	5,001,032
Current assets	110,184,090	(28,468,626)	81,715,464
Security deposits and other assets	1,967,053	(216,750)	1,750,303
Property and equipment	75,938,590	(11,761,795)	64,176,795
Goodwill	358,802,534	(3,135,530)	355,667,004
Total assets	683,000,517	(43,582,701)	639,417,816
Accounts payable and accrued liabilities	26,262,225	63,283	26,325,508
Derivative financial instruments	951,702	(308,082)	643,620
Deferred tax liability	6,256,820	(5,263,645)	993,175
Total liabilities	525,937,015	(5,508,444)	520,428,571
Deficit	(6,361,767)	(37,030,261)	(43,392,028)
Equity attributable to shareholders of Akumin Inc.	152,519,353	(37,030,261)	115,489,092
Non-controlling interests	4,544,149	(1,043,996)	3,500,153
Total shareholders’ equity	157,063,502	(38,074,257)	118,989,245
Total liabilities and shareholders’ equity	683,000,517	(43,582,701)	639,417,816
Line items in the restated consolidated statement of operations and comprehensive income (loss)

	Year ended December		Year ended December
	31, 2019	Adjustment	31, 2019 - Restated
Service fees - net of allowances and discounts	244,841,400	(26,391,696)	218,449,704
Total revenue	247,436,303	(26,391,696)	221,044,607
Cost of operations, excluding depreciation and amortization	187,802,601	5,534,129	193,336,730
Depreciation and amortization	15,587,200	(2,095,831)	13,491,369
Operational financial instruments revaluation and other (gains) losses	1,017,401	(37,473)	979,928
Total operating expenses	207,961,967	3,400,825	211,362,792
Income from operations	39,474,336	(29,792,521)	9,681,815
Other financial instruments revaluation and other (gains) losses	1,805,816	(308,082)	1,497,734
Income (loss) before income taxes	15,363,155	(29,484,439)	(14,121,284)
Income tax provision (benefit)	3,735,548	(6,533,107)	(2,797,559)
Net income (loss) and comprehensive income (loss) for the period	11,627,607	(22,951,332)	(11,323,725)
Non-controlling interests	2,199,629	(593,604)	1,606,025
Net income (loss) attributable to common shareholders	9,427,978	(22,357,728)	(12,929,750)
Net income (loss) per share - basic and diluted	0.14	(0.34)	(0.19)
Line items in the restated consolidated statement of cash flows

	Year ended December		Year ended December
	31, 2019	Adjustment	31, 2019 - Restated
Net income (loss) for the period	11,627,607	(22,951,332)	(11,323,725)
Depreciation and amortization	15,587,200	(2,095,831)	13,491,369
Deferred income tax expense (benefit)	2,092,504	(3,511,985)	(1,419,481)
Financial instruments revaluation and other (gains) losses	2,823,217	(345,555)	2,477,662
Changes in accounts receivable	(25,243,156)	25,656,280	413,124
Changes in prepaid expenses, security deposits and other assets	(3,657,429)	(1,355,327)	(5,012,756)
Changes in accounts payable and accrued liabilities	1,369,580	(1,948,040)	(578,460)
Cash flows from operating activities	12,581,077	(6,551,790)	6,029,287
Purchase of property and equipment and intangible assets	(12,447,634)	6,551,790	(5,895,844)
Cash flows from investing activities	(231,107,615)	6,551,790	(224,555,825)

Line items in the restated consolidated statement changes in equity

	Accumulated Deficit	Non-controlling Interests	Total Shareholders’ Equity
As at January 1, 2019	(15,789,745)	4,107,499	118,895,463

Adjustment	(14,672,533)	(450,392)	(15,122,925)

As at January 1, 2019 - Restated	(30,462,278)	3,657,107	103,772,538

As at December 31, 2019	(6,361,767)	4,544,149	157,063,502

Adjustment	(37,030,261)	(1,043,996)	(38,074,257)

As at December 31, 2019 - Restated	(43,392,028)	3,500,153	118,989,245

As at December 31, 2020	(26,759,151)	5,525,667	139,731,550

Adjustment	(53,373,408)	(1,188,215)	(54,561,623)

As at December 31, 2020 - Restated	(80,132,559)	4,337,452	85,169,927